Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 147,310	$ 148,185
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	97,254	95,574
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	8,750	10,419
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	33,712	33,978
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 7,594	$ 8,214